Transactions with Affiliates	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Transactions with Affiliates

Note 12 –Transactions with Affiliates

Management Service Agreements

For the six months ended June 30, 2018, the Company incurred approximately $10.0 million in charges related to the services provided under the MSAs which are recorded in general and administrative expenses in the accompanying statements of operations.

Through April 2018, Citizen and Linn billed the Company for its share of operating costs in accordance with the MSAs. At December 31, 2017, the Company had $55.5 million and $46.5 million due to Linn and Citizen, respectively, included in accounts payable and accrued liabilities – affiliates in the accompanying balance sheets. At December 31, 2017, the Company had $19.0 million due to Linn and Citizen for revenue suspense associated with the oil and gas properties contributed to the Company. In April 2018, the services provided by Citizen and Linn under the MSAs ended and the Company took over as operator for the oil and natural gas properties contributed by Citizen and Linn.

Accounts receivable – affiliates at June 30, 2018, of $31.7 million primarily related to the Company’s share of revenue less direct operating expenses associated with production from oil and natural gas properties during the period Citizen and Linn served as operator.

In conjunction with the conclusion of the MSAs, the Company assumed certain working capital accounts, totaling $112.6 million, associated with the properties contributed from Citizen and Linn. At June 30, 2018, amounts due to Linn of $26.3 million were included in accounts payable and accrued liabilities – affiliates in the accompanying balance sheets and reflect amounts owed to Linn for the working capital accounts acquired, partially offset by amounts due to the Company for revenue associated with production from oil and natural gas properties Linn operated on the Company’s behalf.

Acquisition of Acreage

As provided for in the Contribution Agreement, Citizen and Linn acquired additional acreage within an area of mutual interest on behalf of the Company. As of December 31, 2017, the additional acreage acquired totaled $63.0 million and the Company reflected the amount due to Citizen and Linn in accounts payable and accrued liabilities – affiliates. See Note 4 – Acquisitions and Note 10 – Equity for further discussion of the settlement of the payable due to Citizen and Linn related to the additional acquired acreage.

Natural Gas Dedication Agreement

The Company has a gas dedication agreement with Blue Mountain Midstream LLC (“Blue Mountain”), which is a subsidiary of Linn. Amounts due from Blue Mountain at June 30, 2018 and December 31, 2017 are reflected as accounts receivable – oil, natural gas, and natural gas liquids sales – affiliates in the accompanying balance sheets and represent accrued revenue for the Company’s portion of the production sold to Blue Mountain due to the Company. Sales to Blue Mountain are reflected as natural gas sales—affiliates and natural gas liquids sales – affiliates in the accompanying statements of operations. There were no such sales to Blue Mountain during the six months ended June 30, 2017. See further discussion of this gas dedication agreement in Note 13 – Commitments and Contingencies.

Note 12 –Transactions with Affiliates

Management Service Agreements

For the year ended December 31, 2017, the Company incurred approximately $10.0 million in charges related to the services provided under the MSAs which are recorded in general and administrative expenses in the accompanying statements of operations.

Citizen and Linn bill the Company for its share of operating costs in accordance with the MSAs. At December 31, 2017, the Company had $46.5 million and $55.5 million due to Citizen and Linn, respectively. These amounts are included in accounts payable – affiliates and accrued capital expenditures—affiliates in the accompany balance sheets.

Acquisition of Acreage

As provided for in the Contribution Agreement, Citizen and Linn acquired additional acreage within an area of mutual interest on behalf of the Company. As of December 31, 2017, the additional acreage acquired totaled $63.0 million and the Company has reflected the amount due to Citizen and Linn in accrued capital expenditures – affiliates. See Note 14 – Subsequent Events for further discussion of the settlement of the payable due to Citizen and Linn related to the additional acquired acreage.

Natural Gas Dedication Agreement

The Company has a gas dedication agreement with Blue Mountain Midstream LLC (“Blue Mountain”), which is a subsidiary of Linn. Amounts due from Blue Mountain at December 31, 2017 of $4.7 million are reflected as Accounts Receivable – Oil, natural gas, and natural gas liquids sales – Affiliates and sales to Blue Mountain of $8.0 million for the year ended December 31, 2017 are reflected as Natural gas and natural gas liquids sales – Affiliates. See further discussion of this gas dedication agreement in Note 13 – Commitments and Contingencies.

Consulting Services

Atlas, LLC (“Atlas”) provides the Company supervisory services throughout drilling and completion operations. Atlas is wholly owned jointly by a director and an employee of Citizen. For the years ended December 31, 2017, 2016, and 2015, the Company incurred $2.3 million, $2.0 million, and $0.3 million respectively, in charges related to services provided which are recorded in the balance sheet within oil and natural gas properties, successful efforts on the accompanying balance sheet. As of December 31, 2017 and 2016, the Company had no amounts payable to Atlas.